PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Notes to Financial Statements
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at:

	October 31, 2017	April 30, 2017

Office furniture and equipment	$13,363	$454
Computer equipment and software	26,287	24,569
Less accumulated depreciation and amortization	(22,493)	(25,023)
	17,157	-
Land	84,046	-

	$101,203	$-

On July 28, 2017, the Company acquired 126 acres of land located near Fort Stockton, Texas for $67,088. This 126 acre parcel is part of the 476 acre tract on which the Company intends to build a crude oil refinery. The Company also subsequently acquired certain easements related to the land parcel for $16,958.

Depreciation and amortization expense totaled $417 and $62 for the three months ended October 31, 2017 and 2016, respectively, and $707 and $386 for the six months ended October 31, 2017 and 2016, respectively.

Property and equipment consisted of the following at April 30:

	2017	2016

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)

	$-	$386

Depreciation and amortization expense totaled $386 and $1,947 for the years ended April 30, 2017 and 2016, respectively.